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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                January 26, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Schwab Investments
      File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated January 21, 2006, for the Schwab Inflation Protected Fund do not differ from those filed in the most recent Post-Effective Amendment No.61, which was filed electronically.

Sincerely,
/s/Steven Schantz
----------------
Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.